SUPPLEMENTAL FINANCIAL INFORMATION - Lease expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTAL FINANCIAL INFORMATION
Accretion expense on lease liabilities	$ (27)	$ (32)
Expenses relating to short-term leases	(5,753)	(6,095)
Expenses relating to non-short term low-value leases	0	(1)
Lease related expense-gross	$ (5,780)	$ (6,128)